UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21867
Investment Company Act File Number

International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

International Equity Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Automobiles — 4.1%
Fiat SpA(1)	9,800	$122,813
Honda Motor Co., Ltd. ADR	14,600	495,086
Nissan Motor Co., Ltd.(1)	41,000	333,282
Toyota Motor Corp.	11,300	434,637

		$1,385,818

Beverages — 2.8%
Central European Distribution Corp.(1)	15,300	$490,365
Fomento Economico Mexicano SA de CV ADR	10,600	446,896

		$937,261

Building Products — 1.2%
Wienerberger AG(1)	22,120	$413,680

		$413,680

Capital Markets — 0.4%
3i Group PLC	32,000	$134,219

		$134,219

Chemicals — 1.0%
Agrium, Inc.	5,900	$332,465

		$332,465

Commercial Banks — 17.1%
Banco Santander Central Hispano SA ADR	85,700	$1,206,656
Barclays PLC	133,000	568,443
BOC Hong Kong Holdings, Ltd.	303,000	628,961
Credit Agricole SA	9,100	142,650
DBS Group Holdings, Ltd. ADR	22,500	919,125
Intesa Sanpaolo SpA(1)	152,000	578,608
KBC Groep NV(1)	12,000	516,612
Mitsubishi UFJ Financial Group, Inc.	38,000	195,551
National Bank of Greece SA(1)	25,100	548,663
Societe Generale	4,600	266,143
Turkiye Is Bankasi	37,000	162,534

		$5,733,946

Computers & Peripherals — 0.6%
Toshiba Corp.(1)	39,000	$213,089

		$213,089

Construction & Engineering — 0.8%
Vinci SA	4,800	$256,353

		$256,353

Consumer Finance — 1.0%
ORIX Corp.	4,600	$344,360

		$344,360

Diversified Telecommunication Services — 2.9%
Koninklijke KPN NV	21,000	$347,728
Telefonica SA	26,000	622,844

		$970,572

Electric Utilities — 0.9%
E.ON AG ADR	8,600	$315,018

		$315,018

Security	Shares	Value
Electrical Equipment — 1.2%
ABB, Ltd. ADR(1)	22,000	$396,660

		$396,660

Electronic Equipment, Instruments & Components — 3.2%
FUJIFILM Holdings Corp.	23,000	$736,659
Hon Hai Precision Industry Co., Ltd.	80,500	335,443

		$1,072,102

Energy Equipment & Services — 2.6%
OAO TMK GDR(1)	25,800	$489,193
Tenaris SA ADR	8,600	378,400

		$867,593

Food Products — 6.4%
Cosan, Ltd., Class A(1)	45,200	$352,560
Nestle SA ADR	22,200	1,054,722
Unilever PLC	24,000	729,817

		$2,137,099

Health Care Equipment & Supplies — 0.5%
Mindray Medical International, Ltd. ADR	5,000	$174,350

		$174,350

Hotels, Restaurants & Leisure — 0.6%
Carnival PLC(1)	5,100	$183,354

		$183,354

Household Durables — 1.8%
Desarrolladora Homex SA de CV ADR(1)	10,200	$312,630
Fisher & Paykel Appliances Holdings, Ltd.(1)	330,000	138,609
LG Electronics, Inc.	1,600	149,255

		$600,494

Household Products — 0.5%
Henkel AG & Co. KGaA	3,800	$165,987

		$165,987

Industrial Conglomerates — 3.2%
Cookson Group PLC(1)	61,000	$413,512
Keppel, Ltd. ADR	54,000	642,600

		$1,056,112

Insurance — 2.6%
AXA SA ADR	14,300	$294,437
Swiss Reinsurance Co., Ltd.	7,200	311,255
Zurich Financial Services AG	1,300	276,396

		$882,088

Media — 1.0%
Central European Media Enterprises, Ltd., Class A(1)	12,200	$347,822

		$347,822

Metals & Mining — 6.6%
Anglo American PLC ADR(1)	18,163	$329,658
ArcelorMittal	9,000	348,120
Rio Tinto PLC ADR	2,000	388,040
Sterlite Industries India, Ltd. ADR	19,900	317,405
Thompson Creek Metals Co., Inc.(1)	30,600	354,960
Vale SA ADR	20,800	469,664

		$2,207,847

Security	Shares	Value
Multi-Utilities — 2.8%
National Grid PLC	31,800	$319,391
RWE AG ADR	7,000	619,640

		$939,031

Office Electronics — 1.1%
Canon, Inc.	9,000	$351,793

		$351,793

Oil, Gas & Consumable Fuels — 9.0%
KazMunaiGas Exploration Production GDR	8,000	$202,005
LUKOIL OAO ADR	9,000	500,400
OMV AG	3,600	141,791
Petroleo Brasileiro SA ADR	20,200	728,816
Soco International PLC(1)	14,400	330,506
Statoil ASA ADR	15,191	339,671
Total SA ADR	13,700	788,983

		$3,032,172

Pharmaceuticals — 7.8%
AstraZeneca PLC ADR	6,000	$278,940
GlaxoSmithKline PLC ADR	15,000	585,150
Novartis AG ADR	25,300	1,354,309
Sanofi-Aventis	5,500	406,694

		$2,625,093

Real Estate Management & Development — 0.5%
Raven Russia, Ltd.	208,000	$165,772

		$165,772

Road & Rail — 0.6%
All America Latina Logistica SA (Units)	25,000	$200,265

		$200,265

Semiconductors & Semiconductor Equipment — 0.5%
United Microelectronics Corp. ADR(1)	47,000	$164,970

		$164,970

Specialty Retail — 0.5%
Kingfisher PLC	52,000	$175,160

		$175,160

Tobacco — 3.2%
British American Tobacco PLC ADR	16,100	$1,071,294

		$1,071,294

Trading Companies & Distributors — 3.8%
Mitsubishi Corp.	9,000	$217,631
Mitsui & Co., Ltd.	71,000	1,044,300

		$1,261,931

Wireless Telecommunication Services — 2.8%
MTN Group, Ltd.	15,000	$214,134
Turkcell Iletisim Hizmetleri AS ADR	40,400	734,876

		$949,010

Total Common Stocks (identified cost $30,238,116)		$32,064,780

Short-Term Investments — 5.1%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$195	$195,451
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	1,513	1,512,605

Total Short-Term Investments (identified cost $1,708,056)		$1,708,056

Total Investments — 100.7% (identified cost $31,946,172)		$33,772,836

Other Assets, Less Liabilities — (0.7)%		$(227,342)

Net Assets — 100.0%		$33,545,494

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $24, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	16.4%	$5,507,484
Japan	13.0	4,366,388
Switzerland	10.1	3,393,342
France	6.4	2,155,260
Spain	5.5	1,829,500
Brazil	5.3	1,751,305
United States	5.1	1,708,056
Singapore	4.6	1,561,725
Russia	3.4	1,155,365
Germany	3.3	1,100,645
Italy	3.2	1,079,821
Turkey	2.7	897,410
Mexico	2.3	759,526
Netherlands	2.1	695,848
Canada	2.0	687,425
Hong Kong	1.9	628,961
Austria	1.7	555,471
Greece	1.6	548,663
Belgium	1.6	516,612
Taiwan	1.5	500,413
Poland	1.5	490,365
Czech Republic	1.0	347,822
Norway	1.0	339,671
India	0.9	317,405
South Africa	0.6	214,134
Kazakhstan	0.6	202,005
China	0.5	174,350
South Korea	0.5	149,255
New Zealand	0.4	138,609

Total Investments	100.7%	$33,772,836

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,946,172

Gross unrealized appreciation	$3,471,840
Gross unrealized depreciation	(1,645,176)

Net unrealized appreciation	$1,826,664

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,155,538	$1,537,110		$—	$2,692,648
Consumer Staples	3,415,837	895,804		—	4,311,641
Energy	2,736,270	1,163,495		—	3,899,765
Financials	2,420,218	4,840,167		—	7,260,385
Health Care	2,392,749	406,694		—	2,799,443
Industrials	1,239,525	2,345,476		—	3,585,001
Information Technology	164,970	1,636,984		—	1,801,954
Materials	2,540,312	—		—	2,540,312
Telecommunication Services	734,876	1,184,706		—	1,919,582
Utilities	934,658	319,391		—	1,254,049

Total Common Stocks	$17,734,953	$14,329,827	*	$—	$32,064,780

Short-Term Investments	$195,451	$1,512,605		$—	$1,708,056

Total Investments	$17,930,404	$15,842,432		$—	$33,772,836

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Equity Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010